SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of Medbox, Inc. and its wholly owned subsidiaries. All intercompany transactions have been eliminated.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the date of the condensed consolidated financial statements as well as the reported expenses during the reporting periods. The Company’s significant estimates and assumptions include the valuation of the Company’s common stock used in the valuation of goodwill, accounts receivable and note receivable collectability, inventory, advances on investments, the valuation of restricted stock and warrants received from customers, the amortization and recoverability of capitalized patent costs and useful lives of long-lived assets the derivative liability, and income tax expense. Some of these judgments can be subjective and complex, and, consequently, actual results may differ from these estimates. Although the Company believes that its estimates and assumptions are reasonable, they are based upon information available at the time the estimates and assumptions were made. Actual results could differ from these estimates.

Concentrations of Credit Risk

The Company maintains cash balances at several financial institutions in the Los Angeles, California area and Florida.  Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000.  At September 30, 2014 and December 31, 2013, the Company’s uninsured balances totaled $967,347 and $0, respectively. The Company has not experienced any losses in such accounts and periodically evaluates the credit worthiness of the financial institutions and has determined the credit exposure to be negligible.

At September 30, 2014 and December 31, 2013, two (2) customers, one of which is a related party through the entity’s stock ownership in the Company (customer B) represented 67.3% and 11.5% of outstanding receivables, respectively.

	September 30, 2014		January -September 2014		December 31, 2013
Customer	Accounts Receivable, gross		Gross Revenue		Accounts Receivable
	Amount, $	%	Amount, $	%	Amount, $	%
A	586,824	67.3%	-	0.0%	700,000	37.5%
B	100,000	11.5%	1,000,000	54.5%	-	0.0%
Subtotal	686,824	78.8%	1,000,000	54.5%	700,000	37.5%
Total, gross	868,252	100%	1,836,427	100.0%	1,864,506	100%

Advertising and Marketing Costs

Advertising and marketing costs are expensed as incurred. The Company incurred advertising and marketing costs of $319,204 and $91,136 for the three months ended September 30, 2014 and 2013, and $749,212 and $506,393 for the nine months ended September 30, 2014 and 2013, respectively.

Research and Development

Research and development expenses are charged to operations as incurred. The Company incurred research and development costs of $61,623 and $28,233 for the three months ended September 30, 2014 and 2013, and $136,656 and $46,733 for the nine months ended September 30, 2014 and 2013, respectively.

Fair Value of Financial Instruments

Pursuant to ASC No. 825, Financial Instruments, the Company is required to estimate the fair value of all financial instruments included on its balance sheets. The carrying value of cash, accounts receivable, other receivables, inventory, accounts payable and accrued expenses and notes payable, related party notes payable, customer deposits, provision for customer refunds and short term loans payable approximate their fair value due to the short period to maturity of these instruments. The Company’s marketable securities and related customer deposits require fair value measurement on a recurring basis as the Company has received advance payment of restricted stock in a publicly traded company for contracted services and received warrants for service provided to unrelated third party. The Company has no exposure to gain or loss on the increase or decrease in the value of the marketable securities received as a payment from customer as any shortfall in the ultimate liquidated value of the securities will be supplemented by additional restricted stock from the customer and any liquidation in excess above the Company’s billings will be returned to the customer. The securities received as a payment for services provided will be exposed to gains or losses following their initial evaluation as of the date the revenue was earned.

Warrants and other financial assets received as a payment for the services provided are recorded as “Marketable securities” under the current assets if they are expected to be realized within 12 months. The Company uses the Black-Scholes model to measure the value of the warrants. At each reporting date the Company will reevaluate the value of marketable securities and record any changes in value to other comprehensive income (loss) under “Unrealized gain or losses from marketable securities”.

Embedded derivative - The Company’s convertible notes payable include embedded features that require bifurcation and are accounted for as a separate embedded derivative (see Note 13). The Company has estimated the fair market value of the embedded derivative of the Notes as the difference between the fair market value of the Notes with the conversion feature and the fair market value of the Notes without the conversion feature associated with the embedded derivative, in both cases using relevant market data. In the case of the fair market value of the Notes with the conversion feature, a binomial lattice model was used utilizing a discount rate based on variable conversion probability. In the case of the fair market value of the Notes without the conversion feature associated with the embedded derivative, a discounted cash flow approach was used. The key valuation assumptions used consist of the price of the Company’s stock, a risk free interest rate based on the average yield of a one year Treasury note and expected volatility of the Company’s common stock all as of the measurement dates. The Company considers these inputs Level 3 assumptions.

A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:

Level 1	Quoted prices in active markets for identical assets or liabilities.
Level 2
Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable, either directly or indirectly.

Level 3	Significant unobservable inputs that cannot be corroborated by market data.

The assets or liability’s fair value measurement within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The following table provides a summary of the liabilities that are measured at fair value on a recurring basis.

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)

September 30, 2014
Marketable securities	$208,025	$208,025	$-	$-
Conversion Feature	1,228,108	-	-	1,228,108
Total	$1,436,133	$208,025	$-	$1,228,108

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis:

For the nine months ended September 30, 2014
Total
Beginning balance	$-
Initial recognition of conversion feature	1,776,423
Change in fair value of conversion feature	(548,315)
Ending balance	$1,228,108

Revenue Recognition

The Company applies the revenue recognition provisions pursuant to ASC No. 605, Revenue Recognition, which provides guidance on the recognition, presentation and disclosure of revenue in financial statements filed with the SEC. The guidance outlines the basic criteria that must be met to recognize the revenue and provides guidance for disclosure related to revenue recognition policies.

The Company recognizes revenue related to consulting fees based upon the terms of the contract. In general, the Company recognizes revenue when a milestone is reached in the contract such as submittal of the license application, awarding of a license or securing the location. In addition, if the contract includes the build out of the client location and the installation of Medbox dispensing machines then the remainder of the revenue is recognized when the facility is completed and available for move-in by the client. The contract terms are broken down in specific milestones with specific attributable revenue to be earned upon successful completion of the milestone terms (i.e. if a milestone is obtaining the license, the condition for the revenue to be recorded is after obtaining the license for the client and the Company will record a specified amount of revenue attributable to this milestone based on the contract). All milestones from the consulting agreements are considered to be substantive for revenue recognition and the revenue is recorded when the work or condition described is performed or achieved. Advance payments from clients in advance of work performed are recorded as customer deposits on the balance sheet.

An allowance for bad debts is established for any customer who is deemed as possibly uncollectible.  Equipment sales not associated with a consulting contract are recognized as the product is shipped and title passes.

Provisions for estimated returns and allowances, and other adjustments are usually provided in the same period the related sales are recorded. The Company will at times allow customers to receive full refunds should regulatory events prevent the customer from being able to operate his contracted location. The provision for returns as well as an allowance for doubtful accounts will be included in the Company’s balance sheet as determined by management. For the year ended December 31, 2013 management determined that no allowances were necessary as there were no known events to create a basis for such provision. During the first quarter of 2014, due to changes in legislation in the San Diego market where the number of licenses were reduced from 130 to 32, the Company determined that it will not be able to perform under all the contracts. As a result, the Company reduced revenue through recording a provision for sales allowances and refunds as reflected in the nine months ended September 30, 2014 of $1,229,710, see Note 10.

Revenue for services with a payment in form of warrants or other financial assets are recognized when the services are performed. The value of revenue is measured using the Black-Scholes model for warrants.

Unrealized gain or loss from marketable securities occurs in the process of the reevaluation of the warrants or other financial assets after their initial recognition valuation. At each reporting date the Company reevaluates the value of marketable securities and reflects the change in the statement of changes in equity under other comprehensive income (loss).

Cost of Revenue

Cost of revenue consists primarily of expenses associated with the delivery and distribution of our products and services. These include expenses related to the manufacture of our dispensary units, construction expense related to the customer dispensary, site selection and establishment of licensing requirements, and consulting expense for the continued management of the dispensary unit build out, server and security equipment, rent expense, energy and bandwidth costs, and support and maintenance costs prior to when the client moves in. Cost of revenues also includes costs attributed to previously capitalized costs associated with the process of license procurement in targeted markets that are initially inventoried and then allocated among the licenses which the Company helps procure. The previously capitalized costs are charged to cost of revenue in the same period that the associated revenue is earned.   In the case where it is determined that no licenses will be awarded to the Company or if the previously inventoried costs are in excess of the projected net realizable value of the sale of the licenses then the excess cost above net realizable value is written off to cost of revenues.  In addition, cost of revenue related to our vaporizer line of products consists of direct procurement cost of the products along with costs associated with order fulfilment, shipping, inventory storage and inventory management costs.

Basic and Fully Diluted Net Loss Per Share

Basic net loss per share is computed by dividing net loss available to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed using the weighted average number of shares of common stock and, if dilutive, potential shares of common stock outstanding during the period from the potential 5 for 1 conversion feature of the Company’s Series A preferred stock outstanding. Potential shares of common stock consist of the incremental shares of common stock issuable upon the exercise of the Company’s 391,281 warrants (presented post stock dividend and adjusted based on settlement agreements signed as of November 12, 2014) to the sellers of Vaporfection International Inc. (“VII”) (see note 3) as the likelihood of exercise is probable due to the low exercise price per share of $0.001 (using the if-exercised method). The computation of basic loss per share for the three month and nine months ended September 30, 2014 and 2013 excludes potentially dilutive securities of 30,000 and 15,000 shares, respectively, because their inclusion would be antidilutive. As of September 30, 2014 and December 31, 2013, the Company had 3,000,000 shares of Series A preferred stock outstanding with par value of $0.001 that could be converted into 15,000,000 shares of the Company’s common stock.

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive.

	For the period ended September 30, 2014	For the period ended September 30, 2013
Financing Warrants to purchase common stock	30,000	15,000
Total potentially dilutive securities	30,000	15,000

Also, the company excluded shares which may be issued from conversion of the convertible notes payable as their inclusion would have antidilutive effect.

Accounts Receivable and Allowance for Bad Debts

The Company is subject to credit risk as it extends credit to our customers for work performed as specified in individual contracts. The Company extends credit to its customers, mostly on an unsecured basis after performing certain credit analysis.  Our typical terms require the customer to pay a portion of the contract price up front and the rest upon certain agreed milestones. The Company’s management periodically reviews the creditworthiness of its customers and provides for probable uncollectible amounts through a charge to operations and a credit to an allowance for doubtful accounts based on our assessment of the current status of individual accounts. Accounts still outstanding after the Company has used reasonable collection efforts are written off through a charge to the allowance for doubtful accounts. As of December 31, 2013, the Company’s management considered all accounts outstanding fully collectible. During the first quarter of 2014, due to changes in legislation in the San Diego market where the number of licenses were reduced from 130 to 32, the Company determined that it will not be able to perform all the contracts. As a result, the Company recorded allowances and refunds of $1,229,710. See also Note 10. In addition, during the second and third quarters of 2014, after a collectability review of our existing receivables the Company recorded an allowance for doubtful accounts receivable in the amount of $679,377 as a part of general and administrative expense.

Property and Equipment

Property and equipment are recorded at cost. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to expense as incurred. When property and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period.  Depreciation is provided over the estimated useful lives of the related assets using the straight-line method for financial statement purposes. The Company uses accelerated depreciation methods for tax purposes where appropriate.  The estimated useful lives for significant property and equipment categories are as follows:

Vehicles	5 years
Furniture and Fixtures	5 years
Office equipment	3 years

Assets Held for Resale

During 2014, the Company has entered into various real estate purchase agreements to support the filing of retail dispensary or cultivation facility licenses in certain states and localities. The cost of the acquired real estate is included in Assets Held for Resale on the balance sheet. The Company intends to sell the real estate to a long term investor after the license is granted.  Accordingly, the company does not depreciate assets held for resale.

Income Taxes

The Company accounts for income taxes under the asset and liability method in accordance with ASC 740.  The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  The components of the deferred tax assets and liabilities are classified as current and non-current based on their characteristics.  A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations.

In addition, the Company’s management performs an evaluation of all uncertain income tax positions taken or expected to be taken in the course of preparing the Company’s income tax returns to determine whether the income tax positions meet a “more likely than not” standard of being sustained under examination by the applicable taxing authorizes.  This evaluation is required to be performed for all open tax years, as defined by the various statutes of limitations, for federal and state purposes.

Commitments and Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur.  The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment.  In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements.  If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Reclassifications

Certain amounts from the 2013 consolidated financial statements have been reclassified to conform to the 2014 presentation. During the second quarter of 2014 the Company reclassified some items of product development costs related to VII’s miVape in the amount of $28,470 from Property and Equipment -“Product development” into the Intangible assets-“IP/Technology/Patents”.

Recent Accounting Pronouncements

There were various accounting updates recently issued which are not expected to a have a material impact on the Company's consolidated financial position, consolidated results of operations or cash flows.

Note 2 – Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, PVM, MDS, VII and MT. All intercompany transactions have been eliminated. VII and MT, represents additional subsidiaries included in the consolidated financial statements for the year 2013.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the date of the consolidated financial statements as well as the reported expenses during the reporting periods. Actual results could differ from these estimates.

The Company’s significant estimates and assumptions include the valuation of the Company’s common stock used in the valuation of goodwill, accounts receivable and note receivable collectability, inventory, advances on investments, the valuation of restricted stock received from customers, the amortization and recoverability of capitalized patent costs and useful lives of long-lived assets, and income tax expense, some of these judgments can be subjective and complex, and, consequently, actual results may differ from these estimates. Although the Company believes that its estimates and assumptions are reasonable, they are based upon information available at the time the estimates and assumptions were made.

Accounting Period

The Company’s accounting period ends on December 31st.

Cash Equivalents

The Company maintains cash in bank accounts, consisting solely of deposits held at major banks, which, at times, may exceed federally insured limits. Cash equivalents include investments in open ended money market accounts held at the same major banks. For purposes of the balance sheets and statements of cash flows, the company considers all highly liquid purchased with a maturity of three months or less to be cash equivalents.

Concentrations of Credit Risk

The Company maintains cash balances at several financial institutions in the United States.  Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000.  At December 31, 2013 and 2012, the Company’s uninsured balances totaled $0 and $776,902, respectively. The Company has not experienced any losses in such accounts and periodically evaluates the credit worthiness of the financial institutions and has determined the credit exposure to be negligible.

At December 31, 2013 and 2012, four and five of customers represented 60.90% and 64.09% of outstanding receivables, respectively.

Impairment of Long-lived Assets

The Company reviews for the impairment of long-lived assets, including goodwill, intangible assets acquired in the purchase of VII, advances on investments, trademarks and patents, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. The Company has not recorded any impairment losses in either 2013 or 2012.

Advertising and Marketing Costs

Advertising and marketing costs are expensed as incurred. Advertising and marketing expense for the years ending December 31, 2013 and 2012 was $664,383 and $806,221, respectively.

Fair Value of Financial Instruments

Pursuant to ASC No. 825, Financial Instruments, the Company is required to estimate the fair value of all financial instruments included on its balance sheets. The carrying value of cash, accounts receivable, other receivables, inventory, accounts payable and accrued expenses and notes payable approximate their fair value due to the short period to maturity of these instruments. The Company’s marketable securities and related customer deposits require fair value measurement on a recurring basis as the Company has received advance payment of restricted stock in a publicly traded company for contracted services. The Company has no exposure to gain or loss on the increase or decrease in the value of the marketable securities as any shortfall in the ultimate liquidated value of the securities will be supplemented by additional restricted stock from the customer and any liquidation in excess above the Companies billings will be returned to the customer.

Revenue Recognition

The Company applies the revenue recognition provisions pursuant to Accounting Standards Codification 605, Revenue Recognition (“ASC 605”) (formerly SAB Topic 13A), which provides guidance on the recognition, presentation and disclosure of revenue in financial statements filed with the SEC.  The guidance outlines the basic criteria that must be met to recognize the revenue and provides guidance for disclosure related to revenue recognition policies.

The Company recognizes revenue related to consulting fees based upon the terms of the contract. In general, the Company recognizes revenue when a milestone is reached in the contract such as submittal of the license application or if otherwise delineated, such as awarding of a license or securing the location. In addition, if the contract includes the build out of the client location and the installation of Medbox dispensing machines then the remainder of the revenue is recognized when the facility is completed and available for move-in by the client.  The contract terms are broken down in specific milestones with specific attributable revenue to be earned upon successful completion of the milestone terms (i.e. milestone - obtaining the license; condition for the revenue to be recorded - after obtaining the license for the client the company will record a specified amount of revenue attributable to this milestone based on the contract). All milestones from the consulting agreements are considered to be substantive for revenue recognition and the revenue is recorded when the work/condition described is performed/achieved. Revenue related to milestone based contracts was $5,079,336 and $2,590,579 for the years ended December 31, 2013 and 2012, respectively.

In addition, the Company intends to charge maintenance fees for consulting, equipment and software on a monthly basis, and would recognize revenue on these monthly charges when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the fee is fixed or determinable and (iv) collectability is reasonably assured. The Company may have chosen for a period of time to waive the service fees that would generate service revenues as a “good will” gesture to its customers while their new businesses begin operations. Since all equipment is new, there is limited need in service and maintenance.

Advance payments from clients in advance of work performed are recorded as customer deposits on the balance sheet.

An allowance for bad debts is established for any customer who is deemed as possibly uncollectible.

Equipment sales not associated with a consulting contract are recognized as the product is shipped and title passes.

Provisions for estimated returns and allowances, and other adjustments are provided in the same period the related sales are recorded.  The Company will at times allow customers to get full refunds should political events prevent the customer from being able to operate his contracted location. The provision for returns as well as an allowance for bad debts will be included in the Company’s balance sheet should the Company deemed such allowances justified. For the years ended December 31, 2013 and 2012, management determined that no such allowances were necessary.

Cost of Revenues

Cost of revenues consists primarily of expenses associated with the delivery and distribution of our products and services.  These include expenses related to the manufacture of our dispensary units, construction expense related to the customer dispensary, site selection and establishment of licensing requirements, and consulting expense for the continued management of the dispensary unit build out, server and security equipment, rent expense, energy and bandwidth costs, and support and maintenance costs prior to client moves in.

Basic and Fully Diluted Net Loss Per Share

Basic net loss per share is computed by dividing net loss available to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share are computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period from the potential 5 for 1 conversion feature of the Company’s Series A preferred stock outstanding. Potential common shares consist of the incremental common shares issuable upon the exercise of the conversion of the Company’s 260,854 warrants to the sellers of VII as the likelihood of conversion is probable do to the low exercise price per share of $0.001 (using the if-converted method). The computation of basic loss per share for the years ended December 31, 2013 and 2012 excludes potentially dilutive securities of 30,000 and 0, respectively, because their inclusion would be antidilutive.

As of December 31, 2013 and 2012, the Company had 3,000,000 and 6,000,000 shares, respectively of Series A preferred stock outstanding with par value of $0.001 that could be converted into 15,000,000 and 30,000,000 shares, respectively of the Company’s common stock.

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive.

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012

Financing Warrants to purchase common stock	30,000	-

Total potentially dilutive securities	30,000	-

Accounts Receivable and Allowance for Bad Debts

The Company is subject to credit risk as it extends credit to our customers for work performed as specified in individual contracts. The Company extends credit to its customers, mostly on an unsecured basis after performing certain credit analysis.  Our typical terms require a portion of the contract price up front and the rest payable upon certain agreed milestones. The Company’s management periodically reviews the creditworthiness of its customers and provides for probable uncollectible amounts through a charge to earnings and a credit to an allowance for bad debts based on our assessment of the current status of individual accounts.  Accounts still outstanding after the Company has used reasonable collection efforts are written off through a charge to the allowance for bad debts accounts and a credit to accounts receivable. As of December 31, 2013 and 2012, the Company’s management considered all accounts outstanding fully collectible.

Inventory

Inventories are stated at the lower of cost or market.  Cost is determined on a standard cost basis that approximates the first-in, first-out (FIFO) method.  Market is determined based on net realizable value.  Appropriate consideration is given to obsolescence, excessive levels, deterioration and other factors in evaluating net realizable value.  The Company accumulates costs for the developing of new markets and charges them to the cost of revenues after finalizing work on the consulting agreements for specific market.

Property and Equipment

Property and equipment are recorded at cost. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to expense as incurred.  When property and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period.  Depreciation is provided over the estimated useful lives of the related assets using the straight-line method for financial statement purposes. The Company uses other depreciation methods (generally accelerated) for tax purposes where appropriate.  The estimated useful lives for significant property and equipment categories are as follows:

Vehicles	5 years
Furniture and Fixtures	5 years
Office equipment	3 years

Depreciation expense for the years ending December 31, 2013 and 2012 was $69,564 and $29,922, respectively.

Goodwill

First, the Company qualitatively evaluates annually the recoverability of identifiable intangible assets when events or changes in circumstances indicate that an intangible asset’s carrying amount may not be recoverable. Such circumstances could include, but are not limited to a significant decrease in the market value of an asset, a significant adverse change to the extent or manner in which an asset is used, or an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset.  Second, if management determines that full recovery may not occur, the Company then quantitatively measures the carrying amount of the asset against the estimated non-discounted future cash flows associated with it. Should the sum of the expected future cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be calculated as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.  The Company acquired Vaporfection International, Inc. as of April 1, 2013 and evaluated the fair value of goodwill based on a projection of estimated future cash flows of the business.  Key assumptions considered were the expected costs and selling prices of the Company’s current main product, the timing, costs and expected selling price of the Company’s product in development at the time of the purchase, expected marketing and sales costs and the general and administrative costs to run the business unit. There is a large amount of uncertainty surrounding how well the market will accept the Company’s newest product which if sales do not meet forecasted expectations could result in a significant decrease in the market value of the business unit and of the recorded value of goodwill. Currently the Company believes that the fair value of Vaporfection International, Inc. is substantially in excess of the carrying value.  As of both December 31, 2013 and 2012, the Company’s management has determined that there has been no impairment losses associated with these assets.

Design costs and trademarks & patents are initially measured based on their fair values at time of purchase. The design costs and trademarks & patents are being amortized on a straight-line basis over the life of the trademarks and are stated at cost net of accumulated amortization.

Income Taxes

The Company accounts for income taxes under the asset and liability method in accordance with ASC 740.  The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax liabilities and assets are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  The components of the deferred tax assets and liabilities are classified as current and non-current based on their characteristics.  A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations.

In addition, the Company’s management performs an evaluation of all uncertain income tax positions taken or expected to be taken in the course of preparing the Company’s income tax returns to determine whether the income tax positions meet a “more likely than not” standard of being sustained under examination by the applicable taxing authorizes.  This evaluation is required to be performed for all open tax years, as defined by the various statutes of limitations, for federal and state purposes.

Commitments and Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur.  The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment.  In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements.  If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Reclassifications

Certain amounts from the 2012 consolidated financial statements have been reclassified to conform to the 2013 presentation.

Recent Accounting Pronouncements

There were various accounting updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the Company's consolidated financial position, consolidated results of operations or cash flows.

Management’s Evaluation of Subsequent Events

The Company evaluates events that have occurred after the balance sheet date of December 31, 2013, through the date which the financial statements were available to be issued. Based upon the review, other than described in Note 16 – Subsequent Events, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.